Contingencies - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CNY (¥)
Contingencies
Fee for providing consultancy services			¥ 500
Contingent liabilities					¥ 99,000		¥ 0
Amount awarded		¥ 99,000
Litigation		99,000	44,548			$ 6,103
Percentage of amount awarded for settlement	70.00%
Amount awarded for settlement	¥ 99,000
Contingent expenses amount	14,000		¥ (14,000)	$ (1,918)	¥ 99,000
Decrease in the other current liability	¥ 14,000
Other current liabilities
Contingencies
Litigation		¥ 99,000